Acquisitions	12 Months Ended
Jun. 30, 2013
Acquisitions
Acquisitions and Divestitures
Acquisitions - During 2013, the Company completed eight acquisitions whose aggregate sales for their most recent fiscal year prior to acquisition were $484 million. Total purchase price for the eight acquisitions was approximately $621 million in cash and $114 million in assumed debt.
During 2012, the Company completed four acquisitions whose aggregate sales for their most recent fiscal year prior to acquisition were $141 million. Total purchase price for the four acquisitions in 2012 was approximately $156 million in cash. Also during 2012, the Company purchased the outstanding shares not previously owned by the Company in two majority-owned subsidiaries. Total purchase price for the two majority-owned subsidiaries was $147 million in cash.
During 2011, the Company completed three acquisition whose aggregate sales for their most recent fiscal year prior to acquisition were $65 million. Total purchase price for the three acquisitions was approximately $61 million in cash.
The results of operations for all acquisitions are included as of the respective dates of acquisition. The initial purchase price allocation and subsequent purchase price adjustments for acquisitions in 2013, 2012 and 2011 are presented below. Some of the 2013 acquisitions are still subject to purchase price adjustments.

	2013	2012	2011
Assets:
Accounts receivable	$91,668	$24,833	$9,332
Inventories	93,915	29,102	7,908
Prepaid expenses	4,672	1,541	69
Deferred income taxes	(1,713)	5,679	468
Plant and equipment	74,439	28,929	5,376
Intangible and other assets	280,001	59,576	35,094
Goodwill	317,879	68,144	8,715
	860,861	217,804	66,962
Liabilities and equity:
Notes payable	11,920	1,887	—
Accounts payable, trade	46,596	7,189	2,440
Accrued payrolls and other compensation	12,099	3,672	765
Accrued domestic and foreign taxes	7,073	2,882	215
Other accrued liabilities	16,805	5,984	1,500
Long-term debt	102,122	4,365	—
Pensions and other postretirement benefits	2,125	11,396	—
Deferred income taxes	39,214	24,062	1,815
Other liabilities	689	111	—
Noncontrolling interests	1,074	—	—
	239,717	61,548	6,735
Net assets acquired	$621,144	$156,256	$60,227

Divestitures - During 2013, the Company completed several divestitures, the primary ones being the automotive businesses of its Mobile Climate Systems division and its Turkey refrigeration components business. Both of these businesses were part of the Climate & Industrial Control Segment and had combined revenues of approximately $158 million for their most recent fiscal year. The Company recorded a net pre-tax gain during 2013 of approximately $18 million related to these divestitures. The gain is reflected in the (gain) on disposal of assets caption in the Consolidated Statement of Income.